UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6604

Dreyfus BASIC Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	11/30/2007

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic Money Market Fund, Inc.
November 30, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--41.6%	Principal Amount ($)	Value ($)

Allied Irish Banks PLC (Yankee)
4.90%, 5/29/08	50,000,000	50,002,440
American Express Company
4.85%, 5/22/08	40,000,000	40,000,000
Australia and New Zealand Banking Group Ltd. (London)
4.84%, 4/25/08	20,000,000 a	20,000,000
Banca Monte dei Paschi di Siena SpA (London)
5.80%, 12/13/07	15,000,000	15,000,025
Banco Bilbao Vizcaya Argentaria Puerto Rico (Yankee)
5.23%, 1/4/08	20,000,000	20,000,466
Bank of Ireland (Yankee)
4.83%, 4/24/08	25,000,000 a	25,000,000
Bank of Scotland PLC (London)
5.15%, 12/11/07	25,000,000	25,004,289
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
4.77% - 5.05%, 2/22/08 - 4/30/08	50,000,000	50,000,000
Barclays Bank PLC (Yankee)
5.08%, 3/19/08	50,000,000	50,000,000
HBOS Treasury Services PLC (London)
5.80%, 12/11/07	30,000,000	30,000,000
Natixis
4.58%, 12/3/07	40,000,000 b	39,997,364
Skandinaviska Enskilda Banken AB (Yankee)
5.02%, 4/18/08	10,000,000	10,000,000
Swedbank (ForeningsSparbanken AB) (Yankee)
5.12%, 4/7/08	20,000,000	20,000,000
UBS AG (Yankee)
5.50%, 3/12/08	50,000,000	50,000,000
UniCredito Italiano SpA (Yankee)
4.80%, 4/14/08	50,000,000	50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $495,004,584)		495,004,584
Commercial Paper--32.8%

Atlantic Asset Securitization LLC
5.06%, 2/15/08	50,000,000 a	49,472,222
Bank of Ireland
4.80%, 2/6/08	25,000,000 a	24,779,458
Canadian Imperial Bank of Commerce
4.80%, 4/9/08	53,000,000	52,099,515
Cancara Asset Securitisation Ltd.
5.27%, 12/20/07	35,000,000 a	34,903,944
Chariot Funding LLC
5.10%, 12/3/07	34,742,000 a	34,732,234
JPMorgan Chase & Co.
5.04% - 5.15%, 2/4/08 - 2/15/08	50,000,000	49,529,950
Skandinaviska Enskilda Banken AB

4.74%, 4/25/08	20,000,000	19,624,861
Societe Generale N.A. Inc.
5.85%, 12/7/07	45,000,000	44,956,762
Swedbank (ForeningsSparbanken AB)
4.86%, 4/23/08	30,000,000	29,430,600
Windmill Funding Corp.
5.25%, 1/11/08	50,000,000 a	49,705,028
Total Commercial Paper
(cost $389,234,574)		389,234,574
Corporate Notes--16.4%

Commonwealth Bank of Australia
4.81%, 12/24/07	25,000,000 b	25,000,000
Lehman Brothers Holdings Inc.
5.36%, 12/27/07	45,000,000 b	45,000,000
Royal Bank of Scotland PLC
4.78%, 12/21/07	40,000,000 b	40,000,000
Wells Fargo & Co.
4.74%, 12/4/07	45,000,000 b	45,000,000
Westpac Banking Corp.
4.65%, 12/17/07	40,000,000 b	40,000,000
Total Corporate Notes
(cost $195,000,000)		195,000,000
Promissory Note--2.1%

Goldman Sachs Group Inc.
5.07%, 6/17/08
(cost $25,000,000)	25,000,000 [c]	25,000,000
Time Deposits--2.9%

Abbey National Treasury Services PLC (Grand Cayman)
4.75%, 12/3/07
(cost $34,000,000)	34,000,000	34,000,000
Repurchase Agreements--4.2%

Citigroup Global Markets Holdings Inc.
4.84%, dated 11/30/07, due 12/3/07 in the amount of
$50,020,156 (fully collateralized by $55,005,989
Corporate Bonds, 6%-11.25%, due 5/15/08-12/28/37,
value $52,202,053)
(cost $50,000,000)	50,000,000	50,000,000
Total Investments (cost $1,188,239,158)	100.0%	1,188,239,158
Liabilities, Less Cash and Receivables	(.0%)	(541,979)
Net Assets	100.0%	1,187,697,179

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities amounted to $238,592,886 or 20.1% of net assets.
b Variable rate security--interest rate subject to periodic change.
c This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public resale. This security was acquired on 9/21/07 at a cost of $25,000,000. At November 30, 2007, the aggregate value of this security was $25,000,000 representing 2.1% of net assets and is valued at amortized cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC Money Market Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 24, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)